Description Of Business	12 Months Ended
Sep. 30, 2017
Description Of Business [Abstract]
Description Of Business

NOTE 1 - DESCRIPTION OF BUSINESS

We are a diversified global branded consumer products company. SBH’s common stock trades on the New York Stock Exchange (the “NYSE”) under the symbol “SPB.” SB/RH Holdings, LLC is a wholly-owned subsidiary of SBH. SB/RH along with its wholly-owned subsidiary Spectrum Brands, Inc. (“SBI”) issued certain debt guaranteed by domestic subsidiaries of the Company. See Note 11 - Debt for more information pertaining to debt. The Company manufactures, markets and/or distributes its products in approximately 160 countries in the North America (“NA”), Europe, Middle East & Africa (“EMEA”), Latin America (“LATAM”) and Asia-Pacific (“APAC”) regions through a variety of trade channels, including retailers, wholesalers and distributors, original equipment manufacturers (“OEMs”), construction companies and hearing aid professionals. We enjoy strong name recognition in our regions under our various brands and patented technologies. Our diversified global branded consumer products have positions in several product categories and types. We manage the businesses in vertically integrated, product-focused segments: (i) Global Batteries & Appliances (“GBA”), (ii) Global Pet Supplies (“PET”), (iii) Home and Garden (“H&G”), (iv) Hardware & Home Improvement (“HHI”) and (v) Global Auto Care (“GAC”). Global and geographic strategic initiatives and financial objectives are determined at the corporate level. Each segment is responsible for implementing defined strategic initiatives and achieving certain financial objectives and has a president responsible for sales and marketing initiatives and the financial results for all product lines within that segment.

Subsequent to the year ended September 30, 2017, effective December 29, 2017, the Company’s Board of Directors approved a plan to explore strategic alternatives, including a planned sale of the Company’s GBA segment.  The Company expects a sale to be realized by December 31, 2018.  As a result, the Company’s assets and liabilities associated with the GBA segment have been classified as held for sale in the accompanying Consolidated Balance Sheets and the respective operations of the GBA segment have been classified as discontinued operations in the accompanying Consolidated Statement of Income and Statements of Cash Flows; and reported separately for all periods presented as the disposition represents a strategic shift that will have a major effect on the Company’s operations and financial results.  See Note 3 – Divestitures for more information on the assets and liabilities classified as held for sale and discontinued operations.  See Note 20 – Segment Information for more information pertaining to segments of continuing operations.  Accordingly, the notes to the consolidated financial statements have been updated to exclude information pertaining to discontinued operations and reflect the only continuing operations of the Company, which includes updates to Note 1 – Description of Business,  Note 2 – Significant Accounting Policies and Practices, Note 4 – Acquisitions, Note 5 – Restructuring, Note 6 – Fair Value of Financial Instruments, Note 7 – Receivables, Note 8 –Inventory, Note 9 – Property, Plant and Equipment, Note 10 – Goodwill and Intangible Assets; Note 11 – Debt, Note 12 – Leases, Note 13 – Derivatives, Note 14 – Employee Benefit Plans, Note 15 – Income Taxes, Note 17 – Share Based Compensation, Note 19 – Commitments and Contingencies, Note 20 – Segment Information, Note 21 – Earnings Per Share – SBH , Note 22 – Guarantor Statements – SB/RH, and Note 24 – Quarterly Results (Unaudited).  The following table summarizes the respective product types, brands, and regions for each of the segments of the Company’s continuing operations:

Segment	Products	Brands	Regions
HHI

Hardware: Hinges, security hardware, screen and storm door products, garage door hardware, window hardware and floor protection.
Security: Residential locksets and door hardware including knobs, levers, deadbolts, handlesets and electronics. Commercial doors, locks, and hardware.
Plumbing: Kitchen, bath and shower faucets and plumbing products.

		Hardware: National Hardware®, Stanley® and FANAL®. Security: Kwikset®, Weiser®, Baldwin®, EZSET® and Tell®. Plumbing: Pfister®.	NA EMEA LATAM APAC
PET	Companion Animal: Dog, cat and small animal food and treats; clean-up and training aid products and accessories; pet health and grooming products. Aquatics: Aquariums and aquatic health supplies.

Companion Animal: 8-in-1®, Dingo®, Nature's Miracle®, Wild Harvest®, Littermaid®, Jungle®, Excel®, FURminator®, IAMS®, Eukanuba®, Healthy-Hide®, DreamBone®, SmartBones®, GloFish®, ProSense®, Perfect Coat®, eCOTRITION®, Birdola® and Digest-eeze®.
Aquatics: Tetra®, Marineland®, Whisper® and Instant Ocean®.

NA EMEA LATAM APAC
H&G	Controls: Outdoor insect and weed control solutions, animal repellents. Household: Household insecticides and pest controls. Repellents: Personal use pesticides and insect repellent products.	Controls: Spectracide®, Garden Safe®, Liquid Fence®, and EcoLogic®. Household: Hot Shot®, Black Flag®, Real Kill®, Ultra Kill®, The Ant Trap® (TAT), and Rid-a-Bug®. Repellents: Cutter® and Repel®.	NA LATAM
GAC

Appearance: Protectants, wipes, tire and wheel care products, glass cleaners, leather care products, air fresheners and washes.
Performance: Automotive fuel and oil additives, and functional fluids.
A/C Recharge: Do-it-yourself air conditioner recharge products, refrigerant and oil recharge kits, sealants and accessories.

		Appearance: Armor All®. Performance: STP®. A/C Recharge: A/C PRO®.	NA EMEA LATAM APAC